Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Nov. 30, 2019
Accounting Policies [Abstract]
Deferred revenue, revenue recognized	$ 0	$ 814,824	$ 0	$ 893,809
Deferred revenue	0		0		$ 0
Raw materials	172,829		172,829		172,830
Work in process	73,927		73,927		73,927
Finished goods	$ 0		$ 0		$ 102,374